Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share (Detail)
$ / shares in Units, shares in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2020 ARS ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ARS ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 ARS ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Earnings per share [abstract]
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share	$ 11,351,024		$ 5,226,692		$ 3,769,442
- From continued operations | $	6,253,518		4,485,000		3,341,373
- Net for the year	$ 11,351,024		$ 5,226,692		$ 3,769,442
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share | shares	596,026	596,026	596,026	596,026	596,026	596,026
- From continued operations (in pesos)	$ 10.8625		$ 7.8962		$ 5.6879
- From continued and discontinued operations (in pesos)	$ 19.0445		$ 8.7692		$ 6.3243